Property and Equipment, Net (Details)	12 Months Ended
	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)	Nov. 30, 2023 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 16,387	$ 2,104	$ 6,421	$ 171,527